UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03205 and 811-21300

Name of Fund: BIF Government Securities Fund and Master Government Securities LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BIF Government Securities Fund and Master Government Securities LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 626-1960

Date of fiscal year end: 03/31/2015

Date of reporting period: 12/31/2014

Item 1 – Schedule of Investments

Schedule of Investments December 31, 2014 (Unaudited)	BIF Government Securities Fund (Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Government Securities LLC	$210,505,384
Total Investments (Cost - $210,505,384) – 104.0%	210,505,384
Liabilities in Excess of Other Assets – (4.0)%	(8,190,066)
Net Assets – 100.0%	$202,315,318

BIF Government Securities Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Government Securities LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of December 31, 2014, the value of the investment and the percentage owned by the Fund of the Master LLC was $210,505,384 and 48.9%, respectively.

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, refer to the Master LLC’s most recent financial statements as contained in its semi-annual report.

As of December 31, 2014, the Fund's investment in the Master LLC was classified as Level 2.

During the period ended December 31, 2014, there were no transfers between levels.

BIF GOVERNMENT SECURITIES FUND	December 31, 2014	1

Schedule of Investments December 31, 2014 (Unaudited)	Master Government Securities LLC (Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills (a):
0.06%, 1/02/15	$10,000	$9,999,966
0.06%, 1/08/15	5,000	4,999,930
0.06%, 1/22/15	45,000	44,998,381
0.05%, 3/12/15	17,000	16,998,324
0.05%, 3/19/15	10,000	9,998,971
0.04%, 4/16/15	5,000	4,999,411
0.05%, 4/23/15	10,000	9,998,430
0.06%, 5/07/15	15,000	14,997,037
0.06%, 5/14/15	25,000	24,994,417
0.07%, 5/21/15	10,000	9,997,337
0.07%, 5/28/15	13,000	12,996,259
0.13%, 7/02/15	5,000	4,996,732
U.S. Treasury Notes:
0.25%, 1/15/15	12,580	12,580,636
0.25% – 2.25% , 1/31/15	27,446	27,457,261
0.25%, 2/28/15	5,955	5,956,930
2.50%, 3/31/15	10,000	10,060,421
0.13%, 4/30/15	8,000	8,000,781
0.25%, 5/15/15	8,000	8,004,906
0.09%, 1/31/16 (b)	6,625	6,623,253
0.11%, 4/30/16 (b)	13,165	13,165,018
0.11%, 7/31/16 (b)	12,407	12,411,388
0.09%, 10/31/16 (b)	11,781	11,778,506
Total U.S. Treasury Obligations (Cost — $286,014,295) — 66.4%		286,014,295

Repurchase Agreements
Bank of Montreal, 0.06%, 1/02/15 (Purchased on 12/31/14 to be repurchased at $14,000,047, collateralized by various U.S. Treasury Obligations, 0.00% to 4.63%, due 5/28/15 to 2/15/40, original par and fair value of $10,390,900 and $14,280,129, respectively)	14,000	14,000,000
Barclays Capital, Inc., 0.05%, 1/02/15 (Purchased on 12/31/14 to be repurchased at $8,000,022, collateralized by a U.S. Treasury Obligation, 1.63%, due 12/31/19, original par and fair values of $8,172,800 and $8,160,026, respectively)	8,000	8,000,000
Repurchase Agreements	Par (000)	Value
BNP Paribas Securities Corp., 0.08%, 1/07/15 (Purchased on 12/05/14 to be repurchased at $15,001,100, collateralized by various U.S. Treasury Obligations, 0.00% to 3.88%, due 2/15/15 to 2/15/42, original par and fair values of $22,817,450 and $15,300,010, respectively) (c)	$15,000	$15,000,000
HSBC Securities (USA), Inc., 0.06%, 1/02/15 (Purchased on 12/31/14 to be repurchased at $14,000,047, collateralized by a U.S. Treasury Obligation,2.25%, due 7/31/21, original par and fair value of $13,900,000 and $14,280,925, respectively)	14,000	14,000,000
J.P. Morgan Securities LLC, 0.09%, 1/02/15 (Purchased on 12/31/14 to be repurchased at $5,000,025, collateralized by a U.S. Treasury Obligation, 4.75%, due 2/15/37, original par and fair values of $3,655,000 and $5,102,426, respectively)	5,000	5,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.06%, 1/02/15 (Purchased on 12/31/14 to be repurchased at $7,000,023, collateralized by a U.S. Treasury Obligation, 0.00%, due 5/15/29, original par and fair value of $13,138,600 and $14,280,013, respectively)	7,000	7,000,000
Morgan Stanley & Co. LLC, 0.07%, 1/02/15 (Purchased on 12/31/14 to be repurchased at $7,000,027, collateralized by various U.S. Treasury Obligations, 0.00% to 0.11%, due 1/02/15 to 7/31/16, original par and fair value of $7,139,100 and $7,140,004, respectively)	7,000	7,000,000
RBC Capital Markets LLC, 0.06%, 1/02/15 (Purchased on 12/31/14 to be repurchased at $10,000,033, collateralized by various U.S. Treasury Obligations, 0.00% to 0.63%, due 10/15/15 to 11/15/27, original par and fair value of $9,674,398 and $10,200,062, respectively)	10,000	10,000,000

Master Government Securities LLC	December 31, 2014	1

Schedule of Investments (concluded)	Master Government Securities LLC (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
SG Americas Securities LLC, 0.07%, 1/02/15 (Purchased on 12/31/14 to be repurchased at $15,522,060, collateralized by various U.S. Treasury Obligations, 0.50% to 2.00%, due 1/31/16 to 7/15/21, original par and fair value of $15,518,600 and $15,832,473, respectively)	$15,522	$15,522,000
TD Securities (USA) LLC, 0.06%, 1/02/15 (Purchased on 12/31/14 to be repurchased at $14,000,047, collateralized by a U.S. Treasury Obligation, 3.13%, due 2/15/42, original par and fair value of $13,138,600 and $14,280,013, respectively)	14,000	14,000,000
Repurchase Agreements	Par (000)	Value
Wells Fargo Securities LLC, 0.06%, 1/02/15 (Purchased on 8/14/14 to be repurchased at $30,007,050, collateralized by a U.S. Treasury Obligation, 3.75%, due 11/15/18, original par and fair value of $27,991,137 and $30,600,000, respectively)	$30,000	$30,000,000
Total Repurchase Agreements (Cost — $139,522,000) — 32.4%		139,522,000
Total Investments (Cost — $425,536,295*) — 98.8%		425,536,295
Other Assets Less Liabilities — 1.2%		4,995,320
Net Assets — 100.0%		$430,531,615

Notes to Schedule of Investments
*	Cost for federal income tax purposes.
(a)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.
(b)	Variable rate security. Rate shown is as of report date.
(c)	Maturity shown is the date the principal owed can be covered through demand.
•	Fair Value Measurements - Various inputs are used in determining the fair value of investment. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments [and derivative financial instruments] is based on the pricing transparency of the investment is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:
•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Master LLC has the ability to access
•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master LLC's own assumptions used in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Master LLC’s policy regarding valuation of investments and derivative financial instruments, refer to the Master LLC’s most recent financial statements as contained in its semi-annual report.
As of December 31, 2014, the following table summarizes the Master LLC’s investments categorized in the disclosure hierarchy:
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Total Investments[1]	—	$425,536,295	—	$425,536,295
[1]	See above Schedule of Investments for values in each security type.

During the period ended December 31, 2014, there were no transfers between levels.

Master Government Securities LLC	December 31, 2014	2

Item 2 –	Controls and Procedures
2(a) –	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.
Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BIF Government Securities Fund and Master Government Securities LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BIF Government Securities Fund and Master Government Securities LLC

Date: February 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BIF Government Securities Fund and Master Government Securities LLC

Date: February 23, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BIF Government Securities Fund and Master Government Securities LLC

Date: February 23, 2015